Shareholder Report, Holdings (Details) - C000255106	Jun. 30, 2026
Taiwan Semiconductor Manufacturing Co., Ltd.6889106
Holdings [Line Items]
Percent of Total Investments	11.50%
Samsung Electronics Co., Ltd.6773812
Holdings [Line Items]
Percent of Total Investments	6.80%
SK Square Co., Ltd.BMG3GS6
Holdings [Line Items]
Percent of Total Investments	6.70%
SK, Inc.B39Z8L3
Holdings [Line Items]
Percent of Total Investments	5.00%
Contemporary Amperex Technology Co., Ltd.BHQPSY7
Holdings [Line Items]
Percent of Total Investments	3.80%
Alibaba Group Holding, Ltd.BK6YZP5
Holdings [Line Items]
Percent of Total Investments	3.40%
ICICI Bank, Ltd.45104G104
Holdings [Line Items]
Percent of Total Investments	3.40%
Samsung Electronics Co., Ltd.6771720
Holdings [Line Items]
Percent of Total Investments	2.80%
YPF S.A.984245100
Holdings [Line Items]
Percent of Total Investments	2.70%
MediaTek, Inc.6372480
Holdings [Line Items]
Percent of Total Investments	2.60%
Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
China
Holdings [Line Items]
Percent of Net Asset Value	20.10%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
India
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Poland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.80%